Operating Lease - Schedule of Operating Lease Related Assets and Liabilities (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024
Schedule of Operating Lease Related Assets and Liabilities [Abstract]
Right of use assets	$ 35,830,986	$ 36,627,800
Operating lease liabilities, current	2,445,388	2,118,900
Operating lease liabilities, noncurrent	34,122,050	34,327,142
Total operating lease liabilities	$ 36,567,438	$ 36,446,042
Weighted average remaining lease term (years)	10 years		40 years 1 month 6 days
Weighted average discount rate	14.00%		11.00%